CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Investment securities, held-to-maturity, Fair value current	$ 266	$ 0
Investment securities, available-for sale, Amortized cost noncurrent	53,953	56,382
Investment securities, held-to-maturity, Fair value noncurrent	$ 471	$ 685
Preferred stock par value, (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	155,387,025	155,387,025
Preferred stock, shares issued (in shares)	139,444,346	139,444,346
Preferred stock, shares outstanding (in shares)	139,444,346	139,444,346
Liquidation preference	$ 470,256
Common stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	351,572,668	351,572,668
Common stock, shares, issued (in shares)	89,972,184	88,674,206
Common stock, shares, outstanding (in shares)	89,206,266	88,279,119